Contract Assets and Liabilities - Schedule of Contract Assets and Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2025 USD ($)
Schedule of Contract Assets and Contract Liabilities [Abstract]
Contract assets
Balance					26,995
Additions	1,039,166	133,552
Revenue recognized					(26,995)
Balance	$ 1,039,166	$ 133,552